Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock [Member] CNY (¥)	(Accumulated Deficit)/ Retained Earning [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Non-controlling Interests [Member] CNY (¥)
Balance at Dec. 31, 2018	¥ 11,022,859		¥ 270	¥ 5,657,838	¥ (402,267)	¥ 5,361,154	¥ 313,564	¥ 92,300
Balance, Shares at Dec. 31, 2018 | shares			413,876,480
Net income	2,960,768					2,970,890		(10,122)
Share-based compensation	611,262			506,758				104,504
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 187		¥ 2	185
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	3,402,830	3,402,830	3,402,830
Cash Dividends	¥ (867,459)					(867,459)
Foreign currency translation adjustment	(8,835)						(10,877)	2,042
Balance at Dec. 31, 2019	13,718,782		¥ 272	6,164,781	(402,267)	7,464,585	302,687	188,724
Balance, Shares at Dec. 31, 2019 | shares			417,279,310
Net income	2,100,392					2,103,484		(3,092)
Repurchase of shares	(330,207)				(330,207)
Share-based compensation	611,796			578,167				33,629
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 226		¥ 2	224
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	1,883,774	1,883,774	1,883,774
Cash Dividends	¥ (1,123,983)					(1,123,983)
Foreign currency translation adjustment	(141,677)						(118,765)	(22,912)
Balance at Dec. 31, 2020	14,835,329		¥ 274	6,743,172	(732,474)	8,444,086	183,922	196,349
Balance, Shares at Dec. 31, 2020 | shares			419,163,084
Net income	(2,925,704)	$ (459,107)				(2,913,708)		(11,996)
Repurchase of shares	(862,865)				(862,865)
Share-based compensation	429,951			470,739				(40,788)
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 790		¥ 3	787
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	4,344,192	4,344,192	4,344,192
Cash Dividends	¥ (852,743)					(852,743)
Foreign currency translation adjustment	(39,161)	$ (6,145)					(34,554)	(4,607)
Balance at Dec. 31, 2021	¥ 10,585,597	$ 1,661,111	¥ 277	¥ 7,214,698	¥ (1,595,339)	¥ 4,677,635	¥ 149,368	¥ 138,958
Balance, Shares at Dec. 31, 2021 | shares			423,507,276